Comprehensive Income	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Regulatory Matters
COMPREHENSIVE INCOME

18. COMPREHENSIVE INCOME

GAAP requires that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income. Components of comprehensive income consist of the following (in thousands):

	Year ended December 31, 2011
	Before Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Net income	$6,222	$(1,542)	$4,680
Other comprehensive income (loss):
Unrealized gains on available for sale securities:
Unrealized holding gains arising during the period	630	(214)	416

Unrealized holding gains from unconsolidated subsidiary	12	—	12
Less reclassification adjustment for:
gains included in net income	(6)	2	(4)
Unrecognized pension net loss	(743)	252	(491)
Unrecognized pension cost due to change in assumptions	(1,247)	424	(823)
Amortization of pension prior service cost	(2)	1	(1)
Amortization of pension net actuarial loss	152	(52)	100

Other comprehensive loss	(1,204)	413	(791)

Total comprehensive income	$5,018	$(1,129)	$3,889

	Year ended December 31, 2010
	Before Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Net income	$6,545	$(1,630)	$4,915
Other comprehensive income (loss):
Unrealized losses on available for sale securities:
Unrealized holding losses arising during the period	(584)	199	(385)

Unrealized holding gains from unconsolidated subsidiary	2	—	2
Less reclassification adjustment for:
gains included in net income	(31)	11	(20)
securities impairment charge	40	(14)	26
Unrecognized pension net gain	72	(24)	48
Unrecognized pension cost due to change in assumptions	(626)	212	(414)
Amortization of pension prior service cost	(2)	1	(1)
Amortization of pension net actuarial loss	127	(43)	84

Other comprehensive loss	(1,002)	342	(660)

Total comprehensive income	$5,543	$(1,288)	$4,255

	Year ended December 31, 2009
	Before Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Net income	$6,914	$(1,808)	$5,106
Other comprehensive income (loss):
Unrealized losses on available for sale securities:
Unrealized holding losses arising during the period	(79)	27	(52)

Unrealized holding losses from unconsolidated subsidiary	(17)	—	(17)
Less reclassification adjustment for:
gains included in net income	(17)	6	(11)
securities impairment charge	226	(77)	149
Unrecognized pension net gain	413	(140)	273
Unrecognized pension cost due to change in assumptions	(7)	2	(5)
Amortization of pension prior service cost	(2)	1	(1)
Amortization of pension net actuarial loss	161	(55)	106

Other comprehensive income	678	(236)	442

Total comprehensive income	$7,592	$(2,044)	$5,548

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following (in thousands):

	12/31/2011	12/31/2010	12/31/2009
Unrealized gains on available for sale securities	$823	$399	$776
Unrecognized expense for defined benefit pension	(3,079)	(1,864)	(1,581)

Accumulated other comprehensive loss	$(2,256)	$(1,465)	$(805)